Commitments and Contingencies - Additional Information (Details)							1 Months Ended	12 Months Ended
	May 28, 2021 CAD ($)	May 28, 2021 USD ($)	Feb. 10, 2021 CAD ($)	Apr. 14, 2020	Dec. 21, 2018	Nov. 02, 2017	Jan. 31, 2020	Mar. 31, 2021 CAD ($)	Mar. 31, 2019 CAD ($)	Feb. 11, 2021	Feb. 10, 2021 USD ($)	Mar. 31, 2020 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Term of minimum annual volume of sales to maintain exclusivity of speciality ingredient						11 years	8 years
Purchase commitments								$ 283,189
Remaining commitments								1,258,933
Remaining research and development projects								727,864
Provision recognized for case								754,440
Expenses related to cybersecurity								$ 1,983,286
CEO
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of royalties payable								1.00%
Provision								$ 1,871,555				$ 1,115,703
The Jane Goodall Institute
Disclosure Of Commitments And Contingencies [Line Items]
Term of agreement				two-year
Percentage of net sales				5.00%
Sprout Foods, Inc.
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of consideration for acquisition			50.10%
Contingent consideration recognised as of acquisition date			$ 12,562,000								$ 10,000,000
Date of acquisition								Feb. 11, 2021
Ownership percentage acquired								50.10%		50.10%
Moonbug Entertainment Limited | Major business combination | License agreements
Disclosure Of Commitments And Contingencies [Line Items]
License agreement expiry date	Dec. 31, 2023	Dec. 31, 2023
Minimum guaranteed payments	$ 260,000	$ 200,000
Agreement additional extending term	three years	three years
Additional minimum guaranteed payments	$ 260,000	$ 200,000
More than 5 years
Disclosure Of Commitments And Contingencies [Line Items]
Annual expense of contract for security of the site									$ 172,000
Lonza Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Term of licensing and capsules agreement					5 years
Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Total remaining amount of royalties								$ 5,100,383